ACQUISITIONS AND DIVESTITURES (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Divestitures
Equity Method Investment, Ownership Percentage		17.00%
North America Territory [Member]
Divestitures
Assets held for sale		$ 9
Liabilities held for sale		5
Guatemala Bottling Operations [Member]
Divestitures
Assets held for sale		210
Liabilities held for sale		32
Disposal Group Name [Domain]
Divestitures
Cash, cash equivalents and short-term investments	$ 0	13	$ 49
Trade Accounts Receivable, less allowances		10
Inventories		11
Prepaid expenses and other assets		12
Other Assets		7
Property, plant and equipment - net		85
Bottlers' franchise rights with indefinite lives		5
Goodwill		103
Other Intangible Assets		1
Allowance for reduction of assets, held for sale		(28)
Assets held for sale		219
Accounts payable and accrued expenses		22
Other liabilities		12
Deferred income taxes		3
Liabilities held for sale		$ 37